Pension and Post-Retirement and Post-Employment Benefits - Additional Information (Detail) - CAD ($) $ in Millions				12 Months Ended
	Nov. 01, 2021	Mar. 01, 2021	Jan. 01, 2016	Dec. 31, 2021	Dec. 31, 2020
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contributions by company to the plan				$ 2	$ 2
Pension plan average pensionable earnings (in years)				3 years
New pension plan average pensionable earnings (in years)				5 years
Annual pension plan contributions				$ 62	$ 57
Estimated annual pension plan contributions for 2022				93
Estimated annual pension plan contributions for 2023				107
Estimated annual pension plan contributions for 2024				111
Estimated annual pension plan contributions for 2025				111
Estimated annual pension plan contributions for 2026				113
Estimated annual pension plan contributions for 2027				$ 118
Percentage of assets to ascertain concentration of credit risk				10.00%	10.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				$ 62	$ 57
Estimated annual pension plan contributions for 2023				369
Estimated annual pension plan contributions for 2024				375
Estimated annual pension plan contributions for 2025				379
Estimated annual pension plan contributions for 2026				383
Transfer of pension assets				0	120
Transfer of pension obligations				0	151
Unfunded status				713	1,660
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Annual pension plan contributions				47	45
Estimated annual pension plan contributions for 2023				65
Estimated annual pension plan contributions for 2024				66
Estimated annual pension plan contributions for 2025				66
Estimated annual pension plan contributions for 2026				68
Transfer of pension assets				0	0
Transfer of pension obligations	$ 6	$ 28		34	33
Unfunded status				1,846	1,841
Cash as part of the transfer	$ 6	$ 27
Option One [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			4.00%
Option Two [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			5.00%
Option Three [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Percentage of employer matching contribution			6.00%
Corporate Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				22	23
Province Of Ontario [Member] | Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension plan				603	565
Foreign Exchange Contract [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Notional value				414	423
Gain (loss) on derivative. net				$ 2	$ 8
ABO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				102.00%	92.00%
PBO [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded percentage				92.00%	83.00%